Revenue - Schedule of Revenue (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Revenue [Line Items]
Revenue	RM 90,344,588	$ 20,186,479	RM 148,053,973	RM 63,509,466
Unsatisfied performance obligation	14,606,212	3,263,593	22,396,400	32,053,105
Point in time [Member]
Schedule of Revenue [Line Items]
Revenue	22,611,383	5,052,259	35,386,851	24,362,148
Over time [Member]
Schedule of Revenue [Line Items]
Revenue	67,733,205	15,134,220	112,667,122	39,147,318
Contract Services [Member]
Schedule of Revenue [Line Items]
Revenue	61,838,681	13,817,155	107,896,941	30,686,871
Contract Services [Member] | Related Party [Member]
Schedule of Revenue [Line Items]
Revenue	5,894,524	1,317,065	4,770,181	8,460,447
Sales of goods [Member]
Schedule of Revenue [Line Items]
Revenue	22,611,383	5,052,259	35,386,851	24,360,650
Sales of goods [Member] | Related Party [Member]
Schedule of Revenue [Line Items]
Revenue				RM 1,498